Note 7 - Investments in Affiliates - Investment in Affiliates (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Equity Method Investments	$ 62,214	¥ 404,783	¥ 294,576
Shanghai Teamhead Automobile Surveyors Co. Ltd [Member]
Equity Method Investments		160	227
Sincere Fame International Limited [Member]
Equity Method Investments		¥ 404,623	¥ 294,349